RELATED PARTY TRANSACTIONS (Compensation expense recognized for key management personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Related Party [Abstract]
Short-term employee benefits	$ 12,296	$ 7,754
Post-employment benefits	907	170
Share-based payments	30,460	1,721
Key management personnel compensation	$ 43,663	$ 9,645